SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
PRINCIPLES OF CONSOLIDATION

A) PRINCIPLES OF CONSOLIDATION

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, Ludicrous, Inc., TTI Strategic Acquisitions and Equity Group, Inc, TTII Oil & Gas, Inc., and GT International, Inc. All subsidiaries of the Company, other than TTI Strategic Acquisitions and Equity Group, Inc., currently have no financial activity. All significant inter-company balances and transactions have been eliminated. Because the performance obligations associated with the acquisitions of GTI, Bronx and My Retina have not yet been met, these subsidiaries are still contingent and have not been consolidated with the Company.

A) PRINCIPLES OF CONSOLIDATION

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, Ludicrous, Inc., TTI Strategic Acquisitions and Equity Group, Inc, TTII Oil & Gas, Inc., and G T International, Inc. All subsidiaries of the Company, other than TTI Strategic Acquisitions and Equity Group, Inc., currently have no financial activity. All significant inter-company balances and transactions have been eliminated.

USE OF MANAGEMENT’S ESTIMATES

B) USE OF MANAGEMENT’S ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

B) USE OF MANAGEMENT’S ESTIMATES

The preparation of financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates. These financial statements have material estimates for valuation of stock and option transactions.

CASH EQUIVALENTS

C) CASH EQUIVALENTS

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. Cash and cash equivalents are maintained with major financial institutions in the U S. Deposits held with these banks at times exceed $250,000 of insurance provided on such deposits. The Company has not experienced any losses in such accounts and believes that it is not exposed to any significant credit risk on cash and cash equivalents. At September 30, 2021 and December 31, 2020, $45,083 and $0 excess cash balances existed, respectively. There were no cash equivalents at September 30, 2021 and December 31, 2020.

C) CASH EQUIVALENTS

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. Cash and cash equivalents are maintained with major financial institutions in the U S. Deposits held with these banks at times exceed $250,000 of insurance provided on such deposits. The Company has not experienced any losses in such accounts and believes that it is not exposed to any significant credit risk on cash and cash equivalents. On December 31, 2020, and 2019, no excess existed. There were no cash equivalents on December 31, 2020, and 2019.

FIXED ASSETS

D) FIXED ASSETS

Property, plant and equipment are stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the related assets, ranging from 3 to 7 years for furniture, fixtures, machinery and equipment. Leasehold improvements are amortized over the lesser of the term of the lease or the economic life of the asset. Routine repairs and maintenance are expensed when incurred.

INCOME TAXES

D) INCOME TAXES

The Company applies ASC 740 which requires the asset and liability method of accounting for income taxes. The asset and liability method require that the current or deferred tax consequences of all events recognized in the financial statements are measured by applying the provisions of enacted tax laws to determine the amount of taxes payable or refundable currently or in future years. Deferred tax assets are reviewed for recoverability and the Company records a valuation allowance to reduce its deferred tax assets when it is more likely than not that all or some portion of the deferred tax assets will not be recovered.

ASC 740 requires recognition and measurement of uncertain tax positions using a “more-likely-than-not” approach, requiring the recognition and measurement of uncertain tax positions. Deferred taxes are provided on a liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carry forwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all the deferred tax assets will to be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

E) INCOME TAXES

The Company follows ASC 740, “Income Taxes,”, which discusses recognition and measurement of uncertain tax positions using a “more-likely-than-not” approach, requiring the recognition and measurement of uncertain tax positions. Deferred taxes are provided on a liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carry forwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all the deferred tax assets will to be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

REVENUE RECOGNITION

E) REVENUE RECOGNITION

The Company had no revenues during the nine months ended September 30, 2021 and $8,500 of non-recurring revenue in 2020, however when revenues commence, the Company will recognize revenues in accordance with ASC 606, “Revenue from Contracts with Customers.” Revenue is recognized per our contract with our customers at a point of time when control of our products or services are transferred to our customers in an amount that reflects the consideration the Company expects to be entitled to in exchange for those products, and after all our performance obligations have been met. The Company currently has no consulting revenues with performance obligations of hours expended on various projects with our customers pursuant to underlying contracts. If we subsequently determine that collection from any customer is not reasonably assured, we record an allowance for doubtful accounts and bad debt expense for all that customer’s unpaid invoices and cease recognizing revenue for continued services provided until cash is received.

GLOBAL TECH INDUSTRIES GROUP, INC.

Notes to the Unaudited Condensed Consolidated Financial Statements

September 30, 2021

F) REVENUE RECOGNITION

The Company had $8,500 and $0 in revenue during 2020 and 2019, respectively, for consulting services. However, these services are not expected to continue and therefore the Company currently has no source of operating revenue. The Company recognizes revenues in accordance with ASC 606 Revenue from Contracts with Customers. Revenue is recognized as services are rendered or when control of our products is transferred to our customers in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services or products. The Company does not have any significant financing components as payment is received at or shortly after point of sale. The Company’s performance obligations related to services or products, transfers control to the customer at a point in time. Revenues for services and products are recorded upon shipment or delivery of services to the customer. If we subsequently determine that collection from that customer is not reasonably assured, we record an allowance for doubtful accounts and bad debt expense for all that customer’s unpaid invoices and cease recognizing revenue for continued services provided until cash is received.

STOCK-BASED COMPENSATION

F) STOCK-BASED COMPENSATION

The Company accounts for stock-based compensation in accordance with the provisions of ASC 718. ASC 718 requires all share-based payments to employees, including grants of employee stock options, to be recognized in the financial statements based on the grant-date fair value of the award. That cost will be recognized over the period during which an employee is required to provide service in exchange for the reward- known as the requisite service period. No compensation cost is recognized for equity instruments for which employees do not render the requisite service. The grant-date fair value of employee share options and similar instruments are estimated using the Black Scholes option-pricing model adjusted for the unique characteristics of those instruments.

Equity instruments issued to non-employees are recorded at their fair values as determined in accordance with ASC 718 as amended by ASU 2018-07. As such, the grant date is the measurement date of an award’s fair value.

G) STOCK-BASED COMPENSATION

The Company accounts for stock-based compensation in accordance with the provisions of ASC 718, “Compensation – Stock Compensation.” ASC 718 requires all share-based payments to employees, including grants of employee stock options, to be recognized in the financial statements based on the grant-date fair value of the award. That cost will be recognized over the period during which an employee is required to provide service in exchange for the reward- known as the requisite service period. No compensation cost is recognized for equity instruments for which employees do not render the requisite service. The grant-date fair value of employee share options and similar instruments are estimated using the Black Scholes option-pricing model adjusted for the unique characteristics of those instruments.

Equity instruments issued to non-employees are recorded at their fair values as determined in accordance with ASC 718 as amended by ASU 2018-07. As such, the grant date is the measurement date of an award’s fair value.

INTANGIBLE ASSETS AND BUSINESS COMBINATIONS

H) INTANGIBLE ASSETS AND BUSINESS COMBINATIONS

The Company follows ASC 805, “Business Combinations,” and ASC 350, “Intangibles - Goodwill and Other”. ASC 805 requires the use of the purchase method of accounting for any business combinations, and further clarifies the criteria to recognize intangible assets separately from goodwill. Under ASC 350, goodwill and indefinite−life intangible assets are reviewed for impairment annually.

FAIR VALUE OF FINANCIAL INSTRUMENTS

G) FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company follows ASC 820, “Fair Value Measurements.” ASC 820 defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosure requirements for fair value measures. The three levels are defined as follows:

Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3 inputs to the valuation methodology are unobservable and significant to the fair measurement.

The carrying amounts reported in the balance sheets for cash and cash equivalents, and current liabilities each qualify as financial instruments and are a reasonable estimate of fair value because of the short period of time between the origination of such instruments and their expected realization and their current market rate of interest. The carrying value of notes payable approximates fair value because negotiated terms and conditions are consistent with current market rates as of September 30, 2021 and December 31, 2020.

Marketable securities are reported at the quoted and listed market rates of the securities held at the period end.

GLOBAL TECH INDUSTRIES GROUP, INC.

Notes to the Unaudited Condensed Consolidated Financial Statements

September 30, 2021

The following table presents the Company’s marketable securities within the fair value hierarchy utilized to measure fair value on a recurring basis as of September 30, 2021 and December 31, 2020:

	Level 1	Level 2	Level 3
Marketable Securities – September 30, 2021	$195,000	$-0-	$-0-
Marketable Securities – December 31, 2020	$31,000	$-0-	$-0-

I) FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company follows ASC 820, “Fair Value Measurements,” defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosure requirements for fair value measures. The three levels are defined as follows:

[ ]	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

[ ]	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

[ ]	Level 3 inputs to the valuation methodology are unobservable and significant to the fair measurement.

The carrying amounts reported in the balance sheets for cash and cash equivalents, and current liabilities each qualify as financial instruments and are a reasonable estimate of fair value because of the short period of time between the origination of such instruments and their expected realization and their current market rate of interest. The carrying value of notes payable approximates fair value because negotiated terms and conditions are consistent with current market rates as of December 31, 2020, and 2019.

Marketable securities are reported at the quoted and listed market rates of the securities held at the year end.

The following table presents the Company’s Marketable securities within the fair value hierarchy utilized to measure fair value on a recurring basis as of December 31, 2020, and 2019:

	Level 1	Level 2	Level 3
Marketable Securities – 2020	$31,000	$-0-	$-0-
Marketable Securities – 2019	$44,044	$-0-	$-0-

BASIC AND DILUTED LOSS PER SHARE

H) BASIC AND DILUTED LOSS PER SHARE

The Company calculates earnings per share in accordance with ASC 260, “Earnings Per Share.” Basic loss per share is computed by dividing net income (loss) by the weighted-average number of shares of common stock outstanding during the period. Diluted earnings (loss) per share gives effect to dilutive convertible securities, options, warrants and other potential common stock outstanding during the period; only in periods in which such effect is dilutive. For September 30, 2021, there were 4,500,664 stock options outstanding, however their effects were anti-dilutive. For September 30, 2020, there were no potentially dilutive securities to consider in the fully diluted earnings per share calculation.

	For the Three Months Ended
	September 30,
	2021	2020
Loss (numerator)	$(2,768,613)	$(317,304)
Shares (denominator)	235,247,771	205,377,721
Basic and diluted loss per share	$(0.01)	$(0.00)

	For the Nine months Ended
	September 30,
	2021	2020
Loss (numerator)	$(4,546,463)	$(954,788)
Shares (denominator)	234,303,915	205,732,175
Basic and diluted loss per share	$(0.02)	$(0.00)

J) BASIC AND DILUTED EARNINGS (LOSS) PER SHARE

The Company calculates earnings (loss) per share in accordance with ASC 260, “Earnings Per Share.” Basic earnings (loss) per share is computed by dividing net income (loss) by the weighted-average number of shares of common stock outstanding during the period. Diluted earnings (loss) per share gives effect to dilutive convertible securities, options, warrants and other potential common stock outstanding during the period; only in periods in which such effect is dilutive. For 2020 there were 4,500,664 stock options outstanding, however their effects were anti-dilutive. In 2019, there were no common stock equivalents.

	For the Years Ended
	December 31,
	2020	2019
Loss (numerator)	$(2,778,486)	$(1,428,835)
Shares (denominator)	207,923,257	178,502,990
Basic and diluted loss per share	$(.01)	$(.01)

RECENT ACCOUNTING PRONOUNCEMENTS

I) RECENT ACCOUNTING PRONOUNCEMENTS

The Company has implemented all new accounting pronouncements that are in effect. These pronouncements did not have any material impact on the financial statements unless otherwise disclosed, and the Company does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

K) RECENT ACCOUNTING PRONOUNCEMENTS

The Company has implemented all new accounting pronouncements that are in effect. These pronouncements did not have any material impact on the financial statements unless otherwise disclosed, and the Company does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

Marketable Securities

J) Marketable Securities

The Company purchases marketable securities and engages in trading activities for its own account. Securities that are held principally for resale in the near term are recorded at fair value with changes in fair value included in earnings. Interest and dividends are included in net Interest Income.

GLOBAL TECH INDUSTRIES GROUP, INC.

Notes to the Unaudited Condensed Consolidated Financial Statements

September 30, 2021

L) MARKETABLE SECURITIES

The Company purchases marketable securities and engages in trading activities for its own account. Securities that are held principally for resale in the near term are recorded at fair value with changes in fair value included in earnings. Interest and dividends are included in net Interest Income.

Concentrations		M) Concentrations The Company generated 100% of its revenue from one customer during 2020. There were no revenues in 2019.